Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017

Goodwill, beginning of the year	41,010	38,107
Foreign currency translation adjustments	(3,472)	2,903

Goodwill, end of year	37,538	41,010

The carrying value of goodwill by reporting unit as of 31 December, 2018 is as follows:

Reporting unit	2018

Cellocator	2,534
SVR (*)	27,976
Pointer brazil	1,996
Cielo brazil	5,032

37,538

The carrying value of goodwill by reporting unit as of 31 December 2017 is as follows:

Reporting unit	2017

Cellocator	2,534
SVR (*)	30,245
Pointer brazil	2,338
Cielo brazil	5,893

41,010

(*)	SVR in Israel.

The material assumptions used for the income approach for 2018 were:

	Cellocator	SVR	Pointer brazil	Cielo

Discount rate	16%	14%	20%	20%
Growth rate	3%	2%	6.4%	6.4%
Years of projected cash flows	5	5	5	5